Income Taxes Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Current:
Federal	$ 38,859	$ 36,178	$ 36,799
State and local	5,736	5,522	6,208
Foreign	4,742	7,706	8,338
Total current	49,337	49,406	51,345
Deferred:
Federal	10,277	8,577	5,648
State and local	346	503	169
Foreign	(444)	(439)	(1,033)
Total deferred	10,179	8,641	4,784
Total	$ 59,516	$ 58,047	$ 56,129